Investment in Marketable Securities - RealD (Tables)	3 Months Ended
Mar. 31, 2013
Investment in RealD

Below is a summary of changes in the Company’s investment in RealD for the three months ended March 31, 2013:

Investment in
RealD
Balance as of January 1, 2013	$13,707
Unrealized holding gain	2,189

Balance as of March 31, 2013	$15,896